Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
18.
SHARE-BASED COMPENSATION

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share-based compensation expenses
- Related to accelerated vesting of share options (a)	66,429	(64,660)	(1,905)
- Related to modification of exercise price of share options on modification day	-	12,793	-
- Related to vesting of share options (b)	464,011	392,727	79,407
Total	530,440	340,860	77,502

(a) Accelerated vesting of share options

For the year ended December 31, 2021, 5,595,868 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB11,469 was reversed and RMB77,898, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

For the year ended December 31, 2022, 17,863,616 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB77,039 was reversed and RMB12,379, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

For the year ended December 31, 2023, 386,843 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB2,308 was reversed and RMB403, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

(b) Vesting of share options

The Group adopted two share incentive plans since inception. The 2018 Share option Plan and 2022 Share Incentive Plan both terminated at the end of their respective ten-year terms.

The Group have adopted a Share Option Plan in September 2018, which was amended and restated respectively in July 2019, March 2020 and September 2020. The Share Option Plan shall be valid and effective for ten years from September 11, 2020. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under Share Option Plan is 249,234,508.

As of December 31, 2023, options to purchase an aggregate amount of 249,234,508 Class A ordinary shares under the 2018 Share Option Plan had been granted, excluding awards that were forfeited or canceled after the relevant grant dates.

The Group’s board of directors have approved and authorized the adoption of the 2022 Share Incentive Plan, effective on January 1, 2023. The 2022 Share Incentive Plan will expire on the tenth anniversary of its effective date. Under the 2022 Share Incentive Plan, the maximum aggregate number of ordinary shares of our company available for issuance is 1.5% of the total number of issued and outstanding shares (on an as-converted fully-diluted basis) as of December 31, 2022, plus an annual increase by (i) (A) 1.5% of the total number of issued and outstanding shares (on an as-converted fully-diluted basis) as of the last day of the immediately preceding fiscal year for each of the first two fiscal years of our company beginning January 1, 2024, and (B) 1.0% of the total number of issued and outstanding shares (on an as-converted fully-diluted basis) as of the last day of the immediately preceding fiscal year for each subsequent fiscal year of our company during the term of the 2022 Share Incentive Plan, or (ii) such fewer number of shares as may be determined our board of directors.

As of December 31, 2023, options to purchase an aggregate amount of 7,168,734 Class A ordinary shares under the 2022 Share Incentive Plan had been granted, excluding awards that were forfeited or canceled after the relevant grant dates.

18.
SHARE-BASED COMPENSATION (Continued)

(b) Vesting of share options (Continued)

(i) Options

Grant of options

During the year ended December 31, 2021, 2022 and 2023, the Company granted 55,388,338 share options, 85,357,994 share options and 110,582,949 share options respectively, to its management and other key employees.

Vesting of options

The share options include both service conditions and performance conditions. With respect to the service conditions, there are 4 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 100% of the share options shall become vested on anniversary of the vesting commencement date for 1 year thereafter; (iii) three fourteenths of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter and one fourteenth of the share options become vested on each anniversary of the vesting commencement date for 2 years thereafter; (iv) immediate vesting of the share options on the grant date. Even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of change of control or an initial public offering, collectively, the Liquidity Event, in order to retain the award. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense is to be recognized until the date of consummation of Liquidity Event.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2021	185,907,876	0.2179	13.73
Granted	55,388,338	0.8790
Forfeited	(4,570,510)	0.8782
Exercised	(7,686,832)	0.0392
As of December 31, 2021	229,038,872	0.3706	12.98	38,230
Granted	85,357,994	0.0250
Forfeited	(27,297,153)	0.0250
As of December 31, 2022	287,099,713	0.0448	11.99	91,942
Granted	110,582,949	0.0250
Forfeited	(36,543,665)	0.0254
Exercised	(37,080,608)	0.0248
As of December 31, 2023	324,058,389	0.0407	11.11	53,820

Exercisable as of December 31, 2023	129,585,857			41,190

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

18.
SHARE-BASED COMPENSATION (Continued)

(b) Vesting of share options (Continued)

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Weighted average fair value per option granted	1.3882	0.2562	0.2839
Weighted average exercise price	5.6699	0.1659	0.1747
Risk-free interest rate (1)	1.45%-1.97%	1.56%-4.04%	3.49%-4.75%
Expected term (in year) (2)	14	14	14
Expected volatility (3)	54.69%-57.00%	53.62%-68.75%	65.49%-68.03%
Dividend yield (4)	0%	0%	0%

(1)
The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)
The expected term is the contract life of the option.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2021, 2022 and 2023, RMB464,011, RMB392,727 and RMB79,407 share-based compensation expenses were recognized for share options.

As of December 31, 2023, there were RMB240,242 of unrecognized compensation expenses related to stock options for which the service conditions will be met over a weighted average period of 1.95 years.

(c) Share-based compensation expenses

For the years ended December 31, 2021, 2022 and 2023, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Fulfilment expenses	13,122	4,267	2,055
Selling and marketing expenses	80,558	62,231	23,518
General and administrative expenses	418,823	248,400	46,902
Research and development expenses	17,937	25,962	5,027